Consolidated Balance Sheets (Parenthetical) shares in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 375,410	¥ 2,442,531,000		¥ 1,396,187,000
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	336,460	2,189,110,000		1,491,448,000
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	240,489	1,564,692,000		1,722,501,000
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	958,758	6,237,969,000		7,531,238,000
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	721,195	4,692,310,000		3,219,419,000
Long-term payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 2,805	¥ 18,250,000		¥ 200,000
Ordinary shares, US$0.0001 par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	1,000,300,000	1,000,300,000		1,000,300,000
Ordinary shares, shares issued | shares	3,283,217	3,283,217		3,281,480
Ordinary shares, shares outstanding | shares	3,283,217	3,283,217		3,281,480
Primary Beneficiary Consolidated VIEs
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries		¥ 941,358,000		¥ 917,264,000
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries		106,265,000		89,578,000
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries		22,058,000		43,309,000
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries		5,853,904,000		7,223,764,000
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries		1,966,436,000		1,697,195,000
Long-term payable of the consolidated VIEs without recourse to the primary beneficiaries		¥ 7,500,000		¥ 0